Related Party Transactions and Balances (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Management Fee Expense		$ 75,000	$ 75,000	$ 300,000	$ 300,000
Stock Issued During Period, Value, Issued for Services				1,287,540	1,838,801
Professional Fees		36,000	245,318	954,289	2,033,611
Accounts Payable, Related Parties, Current	$ 400,000	489,697		$ 514,697	400,000
Two Directors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services				500,000
Management Services [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services				52,000
Stock Issued During Period, Value, Issued for Services		52,000
Advisory And Other Services [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services	3,750,000
Stock Issued During Period, Value, Issued for Services	$ 1,838,801
Rubin Schindermann [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current				$ 285,000
Alexander Starr [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current				229,697
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Management Fee Expense		$ 75,000	$ 75,000	$ 300,000	$ 300,000
Majority Shareholder [Member] | Management Services [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services				10,000,000
Stock Issued During Period, Value, Issued for Services				$ 100,000
Majority Shareholder [Member] | Advisory And Other Services [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services				1,000,000	3,000,000
Professional Fees				$ 30,000	$ 1,500,000